101 P2 0918

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE PROSPECTUS DATED JANUARY 1, 2018

OF

TEMPLETON GROWTH FUND, INC.

The prospectus is amended as follows:

I.  The following replaces the “Shareholder Fees” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class C1	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 651	$ 866	$ 1,098	$ 1,762
Class C1	$ 283	$ 566	$ 975	$ 2,116
Class R	$ 132	$ 412	$ 713	$ 1,568
Class R6	$ 74	$ 230	$ 401	$ 894
Advisor Class	$ 82	$ 255	$ 444	$ 990
If you do not sell your shares:
Class C1	$ 183	$ 566	$ 975	$ 2,116

II.  The following is added to the “Fund Summary – Performance” section of the prospectus:

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.75% that was in effect prior to September 10, 2018.  Class A shares, however, currently are subject to a maximum front-end sales charge of 5.50% effective on September 10, 2018.  If the maximum front-end sales charge of 5.50% was reflected, performance for Class A in the average annual total returns table would be higher.

III. The first chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class C1	Class R	Class R6	Advisor Class
Initial sales charge of 5.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C1 or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees.	Higher annual expenses than Class A due to higher distribution fees (lower than Class C1).

IV. The first chart under the “Your Account – Choosing a Share Class – Class A, C1 & R – Sales Charges – Class A” section of the prospectus is replaced with the following:

1

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $50,000	5.50%	5.82%
$50,000 but under $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1 million	2.00%	2.04%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

V. The following replaces the first sentence in the “Your Account – Choosing a Shares Class – Reinstatement Privilege” section:

If you sell any class of shares of a Franklin Templeton Investments fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge.

VI. The following replaces the first paragraph under the “Your Account – Account Policies – Calculating Share Price – Class A & C1” section of the prospectus:

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.582011, which, when rounded to two decimal points, equals 10.58. The offering price per share would be $10.58.

VII. The following replaces the chart under the “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section of the prospectus:

	Class A	Class C1	Class R
Commission (%)	—	1.00[1]	—
Investment under $50,000	5.00	—	—
$50,000 but under $100,000	4.00	—	—
$100,000 but under $250,000	3.00	—	—
$250,000 but under $500,000	2.25	—	—
$500,000 but under $1 million	1.75	—	—
$1 million or more	up to 1.00	—	—
12b-1 fee to dealer	0.25[2,3]	1.00[4]	0.50

1. Commission includes advance of the first year's 0.25% 12b-1 service fee. Distributors may pay a prepaid commission. However, Distributors does not pay a prepaid commission on any purchases by Employer Sponsored Retirement Plans.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Under the Distribution Plan for Class A, the Fund may pay up to 0.25% to Distributors or others out of which 0.05% generally will be retained by Distributors for its distribution expenses.

4. Dealers may be eligible to receive up to 0.25% at the time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

Please keep this supplement with your prospectus for future reference.

101 SA2 0918

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 1, 2018

OF

TEMPLETON GROWTH FUND, INC.

The Statement of Additional Information (“SAI”) is amended as follows:

I. The following replaces the first sentence under “Buying and Selling shares – Initial sales charges:”

The maximum initial sales charge is 5.50% for Class A.

II. The following replaces the second paragraph under “Buying and Selling shares – Initial sales charges – Financial intermediary compensation:”

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 4.25% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	4.00	2.00
$50,000 but under $100,000	4.00	4.00	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

III. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A & C1:”

Contingent deferred sales charge (CDSC) - Class A & C1     If you invest any amount in Class C1 shares, $1 million or more in Class A shares of mutual funds with a maximum initial sales charge of 5.50% or $500,000 or more for mutual funds with a maximum initial sales charge of 4.25% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A shares you sell within 18 months and any Class C1 shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C1 shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A shares of mutual funds with a maximum initial sales charge of 4.25% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

Please keep this supplement with your SAI for future reference.